Basis of presentation - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2020
Information technology
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	5 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	7 years
Building and improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	15 years
Building and improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	39 years
Leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	7 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of property plant equipment	10 years